Debt - Short-term debt (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt [Abstract]
Short-term bank borrowings	€ 122	€ 89
Current portion of non-current borrowings	532	842
Current borrowings and current portion of non-current borrowings	€ 654	€ 931	€ 506